Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ 1,077	$ 796	$ 361
Deferred income tax expense	589	1,524	1,238
Total income tax expense	$ 1,666	$ 2,320	$ 1,599